PERPETUAL CARE TRUSTS - Cost and Market Value Associated with Assets Held in Perpetual Care Trusts (Detail) - Variable Interest Entity, Primary Beneficiary - Perpetual care trusts - USD ($)
$ in Thousands
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Cost, Assets held for sale	$ (24,002)	$ (2,416)
Gross Unrealized Gains, Assets held for sale	(101)	(54)
Gross Unrealized Losses,Assets held for sale	2,186
Fair Value, Assets held for sale	(21,917)	(2,470)
Cost, Excluding assets held for sale	312,078	334,486
Gross Unrealized Gains, Excluding assets held for sale	13,196	14,915
Gross Unrealized Losses, Excluding assets held for sale	(40,442)	(5,782)
Fair Value, Excluding assets held for sale	284,832	343,619
Short-term investments | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	32,403	50,358	$ 12,835
Fair Value	32,403	50,358	12,835
Fixed maturities
Schedule Of Available For Sale Securities [Line Items]
Cost	3,823	3,089	5,843
Gross Unrealized Gains	109	54	165
Gross Unrealized Losses	(235)	(194)	(442)
Fair Value	3,697	2,949	5,566
Fixed maturities | Level 2 | U.S. governmental securities
Schedule Of Available For Sale Securities [Line Items]
Cost	1,072	1,069	960
Gross Unrealized Gains	90	32	4
Gross Unrealized Losses	(58)	(52)	(121)
Fair Value	1,104	1,049	843
Fixed maturities | Level 2 | Corporate debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost	2,751	2,020	4,883
Gross Unrealized Gains	19	22	161
Gross Unrealized Losses	(177)	(142)	(321)
Fair Value	2,593	1,900	4,723
Mutual funds - debt securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	17,631	49,963	108,451
Gross Unrealized Gains	58	1,439	227
Gross Unrealized Losses	(1,178)	(38)	(837)
Fair Value	16,511	51,364	107,841
Mutual funds - equity securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	16,964	16,698	19,660
Gross Unrealized Gains	605	1,617	304
Gross Unrealized Losses	(6,724)	(66)	(142)
Fair Value	10,845	18,249	19,822
Other investment funds
Schedule Of Available For Sale Securities [Line Items]
Cost	230,401	186,355	165,284
Gross Unrealized Gains	12,474	10,526	3,039
Gross Unrealized Losses	(16,219)	(5,472)	(4,607)
Fair Value	226,656	191,409	163,716
Equity securities | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	35,467	30,423	20,025
Gross Unrealized Gains	51	1,333	826
Gross Unrealized Losses	(18,272)	(12)	(145)
Fair Value	17,246	31,744	20,706
Other invested assets | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost	(609)	16	56
Gross Unrealized Gains			20
Fair Value	(609)	16	76
Total Investments
Schedule Of Available For Sale Securities [Line Items]
Cost	336,080	336,902	332,154
Gross Unrealized Gains	13,297	14,969	4,581
Gross Unrealized Losses	(42,628)	(5,782)	(6,173)
Fair Value	$ 306,749	$ 346,089	$ 330,562